SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options
Options outstanding, beginning balance	766,125
Granted	285,250
Exercised	(185,989)
Expired & forfeited	(8,400)
Options outstanding, ending balance	856,986	766,125
Exercisable at December 31, 2015	684,050
Weighted average exercise price
Options outstanding, beginning balance	$ 5.38
Granted	11.76
Exercised	3.94
Expired & forfeited	12.25
Options outstanding, ending balance	7.75	$ 5.38
Exercisable at December 31, 2015	$ 6.89
Weighted average remaining contractual term (in years)
Outstanding	3 years 3 months 11 days	3 years 6 months 18 days
Exercisable at December 31, 2015	2 years 11 months 8 days
Aggregate intrinsic value
Outstanding	$ 6,157	$ 5,221
Options exercisable	$ 5,499
Vested and expected to vest at December 31, 2015
Number of options	856,986
Weighted average exercise price	$ 7.75
Weighted average remaining contractual life	3 years 3 months 11 days
Aggregate intrinsic value	$ 6,157